Note 5 - Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5. Inventory

Inventory consists of the following:

	September 30, 2013	December 31, 2012
Finished goods	$950,831	$755,643
Work in process	106,110	240,070
	$1,056,941	$995,713

Included in inventory at September 30, 2013 is a $5,000 credit related to a pricing adjustment from a supply agreement. Included in inventory at December 31, 2012, is an $11,000 credit related to a pricing adjustment from a supply agreement.

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on our weighted-average purchase price and include both the costs of acquisition and the shipping costs in our inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value. During the year ended December 31, 2012, we recorded a $206,000 non-cash inventory write-down, a $65,000 write-off of accumulated inventory overhead costs and a $112,000 non-cash inventory write-off. The $206,000 write-down was an adjustment to the carrying value of our older, smaller-format solar panels and older microinverter inventory to reflect the decline in market prices compared to our original cost and the $112,000 was an inventory write-off of obsolete inventory.

5. Inventory

Inventory consists of the following:

	December 31, 2012	December 31, 2011
Finished goods	$755,643	$3,428,301
Work in process	240,070	744,508
	$995,713	$4,172,809

Included in inventory at December 31, 2012, is an $11,000 credit related to a pricing adjustment from a supply agreement. As of December 31, 2011, we had capitalized in inventory approximately $75,000 in stock compensation related to the restricted stock grant for a supply agreement with Light Way Green New Energy Co., Ltd, and $12,000 related to rent, depreciation and salary costs.

During the year ended December 31, 2012, we recorded a $206,000 non-cash inventory write-down, a $65,000 write-off of accumulated inventory overhead costs and a $112,000 non-cash inventory write-off, representing 7.3% of revenue in total. The $206,000 write-down was an adjustment to the carrying value of our older, smaller-format solar panels and older microinverter inventory to reflect the decline in market prices compared to our original cost and the $112,000 was an inventory write-off of obsolete inventory.